Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade Accounts Payables [Abstract]
Disclosure of Trade and Other Payables
As of December 31, the trade accounts payable of the Group are stated in the following currencies:

In thousands of soles	2024	2023	2022
Soles	300,068	219,546	199,582
U.S. dollars	73,537	62,786	31,217
COP	438,871	408,018	233,627
Euros	—	461	—
MXN	121,530	62,444	48,234

	934,006	753,255	512,660

Current	931,265	749,349	512,587

Non-current	2,741	3,906	73